Principal Accounting Policies (Fair Value Measurements) (Details)	12 Months Ended												12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] CNY	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] CNY	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - Common stock					7,221,000	3,837,000	7,221,000	3,837,000	0	0	0	0
Derivative liability- foreign currency forward contracts (included in "Other payables and accruals" in balance sheet)		(9,312,000)	0		(9,312,000)		0		(9,312,000)		0
Transfers between fair value measurements categorized as level 1 or level 2		0
Impairment losses of intangible assets	0	0	23,216,000	0									0	23,200,000	0
Impairment losses of other long-term assets	$ 2,414,000	15,041,000	49,574,000	10,173,000									15,000,000	49,600,000	10,200,000